UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                ------------------

Check here if Amendment [ ]: Amendment Number:
                                                ------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:         BLUECREST CAPITAL MANAGEMENT LLP
Address:      Level 6, 29 The High Street
              St Peter Port
              GYI 2JX, Guernsey

Form 13F File Number: 028-11935
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Olver
Title:          Group Head of Compliance
Phone:          + 44 20 3180 3040

Signature, Place and Date of Signing:


    /s/ Charles Olver                       London, UK         November 14, 2011
-------------------------------      ----------------------    -----------------
            [Signature]                   [City, State]             [Date]



Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 0
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Form 13F Information Table Entry Total:                           94
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Form 13F Information Table Value Total:                        $715,227
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                                                            (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                               BLUECREST CAPITAL MANAGEMENT LLP
                                                  FORM 13F INFORMATION TABLE
                                                Quarter Ended September 30, 2011

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                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING   AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------
A123 SYS INC                 NOTE 3.750% 4/1  03739TAA6      756  1,000,000 PRN      SOLE                                  NONE
AES CORP                     COM              00130H105      310     31,800 SH       SOLE                   31,800
AGILENT TECHNOLOGIES INC     COM              00846U101    2,556     81,800 SH       SOLE                   81,800
ALTERA CORP                  COM              021441100    2,794     88,600 SH       SOLE                   88,600
AMERICAN INTL GROUP INC      COM NEW          026874784      463     21,100 SH  CALL SOLE                   21,100
ANGLOGOLD ASHANTI LTD        SPONSORED ADR    035128206      285      6,900 SH       SOLE                    6,900
APPLE INC                    COM              037833100      763      2,000 SH       SOLE                    2,000
APPLIED MATLS INC            COM              038222105      186     18,000 SH       SOLE                   18,000
BAKER HUGHES INC             COM              057224107    3,941     85,400 SH       SOLE                   85,400
BANK OF AMERICA CORPORATION  COM              060505104    3,672    600,000 SH  PUT  SOLE                  600,000
BANK OF AMERICA CORPORATION  COM              060505104   27,540  4,500,000 SH  CALL SOLE                4,500,000
BANK OF NEW YORK MELLON CORP COM              064058100    1,798     96,700 SH       SOLE                   96,700
BARCLAYS BK PLC              IPATH S&P MT ETN 06740C519    6,193     84,600 SH       SOLE                   84,600
BB&T CORP                    COM              054937107    1,088     51,000 SH       SOLE                   51,000
BEST BUY INC                 COM              086516101      471     20,200 SH       SOLE                   20,200
BIOGEN IDEC INC              COM              09062X103      885      9,500 SH       SOLE                    9,500
CAMECO CORP                  COM              13321L108   21,984  1,200,000 SH  CALL SOLE                1,200,000
CAPITAL ONE FINL CORP        COM              14040H105      935     23,600 SH       SOLE                   23,600
CATERPILLAR INC DEL          COM              149123101   33,228    450,000 SH  CALL SOLE                  450,000
CELGENE CORP                 COM              151020104    1,319     21,300 SH       SOLE                   21,300
CIGNA CORP                   COM              125509109      596     14,200 SH       SOLE                   14,200
CISCO SYS INC                COM              17275R102      310     20,000 SH       SOLE                   20,000
CISCO SYS INC                COM              17275R102   15,500  1,000,000 SH  CALL SOLE                1,000,000
CITIGROUP INC                COM NEW          172967424    7,941    310,000 SH  CALL SOLE                  310,000
CLIFFS NATURAL RESOURCES INC COM              18683K101    9,804    191,600 SH       SOLE                  191,600
CME GROUP INC                COM              12572Q105    1,478      6,000 SH       SOLE                    6,000
CORNING INC                  COM              219350105    6,798    550,000 SH  CALL SOLE                  550,000
CUMMINS INC                  COM              231021106    5,512     67,500 SH       SOLE                   67,500
D R HORTON INC               COM              23331A109      243     26,900 SH       SOLE                   26,900
DELL INC                     COM              24702R101    4,242    300,000 SH  PUT  SOLE                  300,000
DENDREON CORP                NOTE 2.875% 1/1  24823QAC1    3,034  4,000,000 PRN      SOLE                                  NONE
DISCOVER FINL SVCS           COM              254709108      491     21,400 SH       SOLE                   21,400
DISNEY WALT CO               COM DISNEY       254687106      410     13,600 SH       SOLE                   13,600
DU PONT E I DE NEMOURS & CO  COM              263534109    2,174     54,400 SH       SOLE                   54,400
EASTMAN KODAK CO             COM              277461109       16     20,600 SH  PUT  SOLE                   20,600
EASTMAN KODAK CO             NOTE 7.000% 4/0  277461BJ7      410  1,000,000 PRN      SOLE                                  NONE
ENERNOC INC                  COM              292764107      238     26,447 SH       SOLE                   26,447
EQUITY RESIDENTIAL           SH BEN INT       29476L107      534     10,300 SH       SOLE                   10,300
GENERAL MTRS CO              JR PFD CNV SRB   37045V209    1,955     55,719 SH       SOLE                   55,719
GLOBAL X FDS                 SILVER MNR ETF   37950E853   13,743    660,093 SH       SOLE                  660,093
GOODYEAR TIRE & RUBR CO      PFD CONV         382550309    1,558     40,000 SH       SOLE                   40,000
HALLIBURTON CO               COM              406216101    8,167    267,600 SH       SOLE                  267,600
HEALTH CARE REIT INC         NOTE 4.750% 7/1  42217KAQ9   16,842 15,585,000 PRN      SOLE                                  NONE
ISHARES SILVER TRUST         ISHARES          46428Q109    2,333     80,700 SH       SOLE                   80,700
ISHARES SILVER TRUST         ISHARES          46428Q109   20,228    699,700 SH  CALL SOLE                  699,700
ISHARES SILVER TRUST         ISHARES          46428Q109   23,128    800,000 SH  PUT  SOLE                  800,000
ISHARES TR                   S&P GLB100INDX   464287572   14,838    276,720 SH       SOLE                  276,720
KEYCORP NEW                  COM              493267108    1,912    322,400 SH       SOLE                  322,400
L-3 COMMUNICATIONS HLDGS INC COM              502424104      242      3,900 SH       SOLE                    3,900
LABORATORY CORP AMER HLDGS   COM NEW          50540R409    7,905    100,000 SH  CALL SOLE                  100,000
LOCKHEED MARTIN CORP         COM              539830109    1,257     17,300 SH       SOLE                   17,300
LOUISIANA PAC CORP           COM              546347105    3,672    720,000 SH       SOLE                  720,000
MARATHON OIL CORP            COM              565849106    3,805    176,300 SH       SOLE                  176,300
MARKET VECTORS ETF TR        JR GOLD MINERS E 57060U589    4,248    150,915 SH       SOLE                  150,915
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100   22,017    398,931 SH       SOLE                  398,931
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100   27,612    500,300 SH  PUT  SOLE                  500,300
MASCO CORP                   COM              574599106      105     14,700 SH       SOLE                   14,700
METLIFE INC                  COM              59156R108    4,073    145,400 SH       SOLE                  145,400
MONSANTO CO NEW              COM              61166W101    1,225     20,400 SH       SOLE                   20,400
NAUTILUS INC                 COM              63910B102    1,919  1,279,663 SH       SOLE                1,279,663
NVIDIA CORP                  COM              67066G104    9,399    751,300 SH       SOLE                  751,300
NXP SEMICONDUCTORS N V       COM              N6596X109    6,690    473,776 SH       SOLE                  473,776
OLD REP INTL CORP            NOTE 3.750% 3/1  680223AH7    2,342  2,500,000 PRN      SOLE                                  NONE
PPL CORP                     COM              69351T106      300     10,500 SH       SOLE                   10,500
PROSHARES TR                 PSHS ULSHT 7-10Y 74347R313      213      6,760 SH       SOLE                    6,760
RAMBUS INC DEL               COM              750917106    3,080    220,000 SH  CALL SOLE                  220,000
ROCKWELL AUTOMATION INC      COM              773903109      706     12,600 SH       SOLE                   12,600
SELECT SECTOR SPDR TR        SBI CONS DISCR   81369Y407    1,903     54,600 SH       SOLE                   54,600
SELECT SECTOR SPDR TR        TECHNOLOGY       81369Y803    1,645     69,700 SH       SOLE                   69,700
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506    5,851    100,000 SH  PUT  SOLE                  100,000
SELECT SECTOR SPDR TR        SBI CONS DISCR   81369Y407   10,458    300,000 SH  PUT  SOLE                  300,000
SELECT SECTOR SPDR TR        SBI MATERIALS    81369Y100    8,807    300,000 SH  CALL SOLE                  300,000
SELECT SECTOR SPDR TR        TECHNOLOGY       81369Y803    9,440    400,000 SH  PUT  SOLE                  400,000
SOLAZYME INC                 COM              83415T101    2,695    280,480 SH       SOLE                  280,480
SONY CORP                    ADR NEW          835699307      283     14,903 SH       SOLE                   14,903
SONY CORP                    ADR NEW          835699307   19,000  1,000,000 SH  CALL SOLE                1,000,000
SOUTHERN CO                  COM              842587107      648     15,300 SH       SOLE                   15,300
SPDR GOLD TRUST              GOLD SHS         78463V107  107,844    682,300 SH       SOLE                  682,300
SPDR GOLD TRUST              GOLD SHS         78463V107  117,375    742,600 SH  PUT  SOLE                  742,600
SPDR SERIES TRUST            S&P RETAIL ETF   78464A714    1,063     23,000 SH       SOLE                   23,000
SPDR SERIES TRUST            S&P RETAIL ETF   78464A714    9,244    200,000 SH  PUT  SOLE                  200,000
SPDR SERIES TRUST            S&P RETAIL ETF   78464A714   13,866    300,000 SH  PUT  SOLE                  300,000
SPRINT NEXTEL CORP           COM SER 1        852061100      213     70,000 SH  PUT  SOLE                   70,000
ST JUDE MED INC              COM              790849103    3,377     93,300 SH       SOLE                   93,300
SUNOCO INC                   COM              86764P109    3,600    116,100 SH       SOLE                  116,100
TIDEWATER INC                COM              886423102      627     14,900 SH       SOLE                   14,900
TIFFANY & CO NEW             COM              886547108    2,402     39,500 SH       SOLE                   39,500
TOTAL S A                    SPONSORED ADR    89151E109      658     15,000 SH       SOLE                   15,000
UNISYS CORP                  PFD SER A 6.25%  909214405      266      5,000 SH       SOLE                    5,000
VALERO ENERGY CORP NEW       COM              91913Y100    3,366    189,300 SH       SOLE                  189,300
VOLCANO CORPORATION          NOTE 2.875% 9/0  928645AA8    2,689  2,250,000 PRN      SOLE                                  NONE
WHIRLPOOL CORP               COM              963320106    1,198     24,000 SH       SOLE                   24,000
WYNN RESORTS LTD             COM              983134107    5,443     47,300 SH       SOLE                   47,300
YAHOO INC                    COM              984332106    4,854    368,600 SH       SOLE                  368,600